SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
     ---------------------------------------------------------------------
                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT

         Polaris Select Investor Variable Annuity dated May 1, 2015
             Polaris Choice IV Variable Annuity dated May 1, 2015
           Polaris Platinum III Variable Annuity dated May 1, 2015
        Polaris Preferred Solution Variable Annuity dated May 1, 2015
       Polaris Retirement Protector Variable Annuity dated May 1, 2015
                 Polaris Variable Annuity dated May 1, 2015
                Polaris II Variable Annuity dated May 1, 2015
             Polaris Choice II Variable Annuity dated May 1, 2015
             Polaris Choice III Variable Annuity dated May 1, 2015 Polaris Platinum II Variable Annuity dated May 1, 2015

                         VARIABLE ANNUITY ACCOUNT FOUR

               Anchor Advisor Variable Annuity dated May 1, 2015

                      VARIABLE ANNUITY ACCOUNT SEVEN

          Polaris Platinum O-Series Variable Annuity dated May 1, 2015
             Polaris Plus Variable Annuity dated May 1, 2015
           Polaris II A-Class Variable Annuity dated May 1, 2015
     Polaris II A-Class Platinum Series Variable Annuity dated May 1, 2015
     ---------------------------------------------------------------------
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT

           Polaris Select Investor Variable Annuity dated May 1, 2015
          Polaris Platinum O-Series Variable Annuity dated May 1, 2015
              Polaris Choice IV Variable Annuity dated May 1, 2015
            Polaris Platinum III Variable Annuity dated May 1, 2015
         Polaris Preferred Solution Variable Annuity dated May 1, 2015
        Polaris Retirement Protector Variable Annuity dated May 1, 2015
     ---------------------------------------------------------------------
                    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT A

            Polaris Choice Elite Variable Annuity dated May 1, 2015 Polaris Platinum Elite Variable Annuity dated May 1, 2015

     ---------------------------------------------------------------------

Effective on or about September 8, 2015, "Davis Venture Value Portfolio" was renamed "SA Legg Mason BW Large Cap Value Portfolio" and Brandywine Global Investment Management, LLC replaced Davis Selected Advisors, L.P. as the investment adviser. All references in the prospectus are hereby changed accordingly as follow:

Portfolio:                            Managed by:
---------                             -----------
SA Legg Mason BW Large Cap Value      Brandywine Global Investment Management, LLC






Dated: September 8, 2015

               Please keep this Supplement with your Prospectus